Accounts receivable, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable	$ 8,816,071	$ 4,242,392
Allowance for doubtful accounts	(2,478,341)	(123,890)	$ (19,386)
Total accounts receivable, net	$ 6,337,730	$ 4,118,502